Other Consolidated Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Other Consolidated Balance Sheet Components [Abstract]
Prepaid insurance	$ 3.8	$ 1.2
Other prepaid expenses (a)	5.8	4.9
Agent and employee loan receivables	0.4	0.5
Taxes receivable	2.0
Deferred IPO-related costs (b)		2.0
Other current assets	0.3	0.2
Total prepaid expenses and other current assets	$ 12.3	$ 8.8